UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02739 and 811-10179

Name of Fund: BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Basic Value Fund, Inc. and Master Basic Value LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2012

Date of reporting period: 12/31/2011

Item 1 – Report to Stockholders

December 31, 2011

Semi-Annual Report (Unaudited)

BlackRock Basic Value Fund, Inc.

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011

Dear Shareholder

Investors endured a very difficult environment in 2011. Financial markets were extremely volatile as a number of high-profile global events drove frequent about-face changes in investor sentiment. As the year progressed, news flow increasingly influenced trading decisions, to the point where company fundamentals were largely ignored. In the end, lower-risk assets won the “risk on — risk off” trading tug-of-war that characterized 2011’s market activity.

Early in the year, political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted global supply chains and concerns mounted regarding US debt and deficit issues. Nevertheless, equities, commodities and high yield bonds outpaced the less risky asset classes as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data.

Markets reversed sharply in May, however, when the heightened possibility of Greece defaulting on its debt rekindled fears about sovereign debt problems spreading across Europe. Concurrently, economic indicators signaled that the recovery had slowed in the United States and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5th, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default, debt problems escalated in Italy and Spain, and exposure to European sovereign bonds stressed banks globally. Late in the summer, economic data out of the United States and Europe grew increasingly bleak while China and other emerging economies began to show signs of slowing growth. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historical highs.

October brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, after months of deliberation, European leaders began to show signs of progress toward stemming the region’s debt crisis. These encouraging developments brought investors back from the sidelines and risk assets rallied through the month. However, a lack of definitive details about Europe’s rescue plan soon raised doubts among investors and thwarted the rally at the end of October. The last two months of the year saw political instability in Greece, unsustainable yields on Italian bonds, and US policymakers bickering over budget issues. Global central bank actions and improving economic data energized investors, but confidence was easily tempered by sobering news flow that resurrected uncertainty about the ability of Europe’s leaders to ultimately contain the debt crisis.

Most equity markets failed to fully recover their late-summer losses, although US large cap stocks managed to finish the year with a marginal gain given their perceived safety and stronger US economic data. Conditions were worse overseas, and international markets experienced some significant downturns. Dividend-paying stocks performed relatively well as investors sought yield in the low interest rate environment. Fixed income securities benefited from declining yields and delivered positive returns for the year. US Treasury bonds outperformed other fixed income classes despite their quality rating downgrade, while municipal bonds also delivered superior results. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Many of the themes that caused uncertainty in 2011 are likely to persist well into 2012. While the investment landscape appears treacherous, BlackRock is working for you. We have a roadmap to show you the way.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“While the investment landscape appears treacherous, BlackRock is working for you. We have a roadmap to show you the way.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of December 31, 2011

	6-month	12-month

US large cap equities	(3.69)%	2.11%
(S&P 500® Index)

US small cap equities	(9.77)	(4.18)
(Russell 2000® Index)

International equities	(16.31)	(12.14)
(MSCI Europe, Australasia,
Far East Index)

Emerging market equities	(19.13)	(18.42)
(MSCI Emerging Markets
Index)

3-month Treasury	0.02	0.10
bill (BofA Merrill Lynch
3-Month Treasury
Bill Index)

US Treasury securities	13.46	17.15
(BofA Merrill Lynch 10-
Year US Treasury Index)

US investment grade	4.98	7.84
bonds (Barclays
Capital US Aggregate
Bond Index)

Tax exempt municipal	5.78	10.62
bonds (S&P Municipal
Bond Index)

US high yield bonds	(0.02)	4.96
(Barclays Capital US
Corporate High Yield 2%
Issuer Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2011	BlackRock Basic Value Fund, Inc.

Investment Objective

BlackRock Basic Value Fund, Inc.’s (the “Fund”) investment objective is to seek capital appreciation and, secondarily, income by investing in securities, primarily equity securities, that management of the Fund believes are undervalued and therefore represent basic investment value.

Portfolio Management Commentary

•	On March 18, 2011, the Board of Directors of the Fund approved a plan of reorganization whereby the Fund acquired substantially all of the assets and assumed certain stated liabilities of BlackRock Focus Value Fund, Inc. (“Focus Value”) in exchange for newly issued shares of the Fund. At a shareholder meeting on August 25, 2011, shareholders of Focus Value approved the plan of reorganization. The reorganization took place on September 12, 2011.

How did the Fund perform?

•	For the six-month period ended December 31, 2011, the Fund, through its investment in Master Basic Value LLC (the “Master LLC”), underperformed its benchmark, the Russell 1000® Value Index, and the broad-market S&P 500® Index. The following discussion of relative performance pertains to the Russell 1000® Value Index.

What factors influenced performance?

•	Stock selection across various sectors in the Master LLC detracted from the Fund’s performance relative to the benchmark index during the period. The Master LLC’s holdings in the energy sector had a negative impact on returns, as did its metals & mining holdings in the materials sector, and electric utilities holdings in the utilities sector. In consumer discretionary, stock selection in the automobiles industry hurt relative performance, while in consumer staples, selection among food retailers hindered returns. Individual holdings that particularly detracted from performance included Alcoa, Inc., United States Steel Corp., Peabody Energy Corp., Corning, Inc. and MetLife, Inc.
•	Positive performance in the Master LLC came from the health care sector, where stock selection within the pharmaceuticals industry had a positive impact, as did an overweight allocation to biotechnology and the avoidance of the life sciences tools & services industry. In the information technology (“IT”) sector, stock selection and allocation decisions in several industries, including communications equipment, computers & peripherals, software and IT services enhanced returns. Stock selection in telecommunications services and industrials, particularly within the airlines industry, also contributed positively. On an individual security basis, positions that made notable contributions to performance included holdings in Motorola Mobility Holdings, Inc. and Unilever NV, underweight positions in Bank of America Corp. and Goldman Sachs Group, Inc., and the avoidance of Hewlett-Packard Co.

Describe recent portfolio activity.

•	During the 12-month period, the Master LLC increased its exposure to the energy, IT and health care sectors by adding to existing positions. In IT, the Master LLC established new positions in Cisco Systems, Inc. and Marvell Technology Group Ltd. Elsewhere in the portfolio, the Master LLC established new positions in Textron Inc. (industrials), Freeport-McMoRan Copper & Gold Inc. (materials) and PepsiCo. Inc. (consumer staples), among others. Notable holdings that were eliminated during the period include Bank of America Corp., United States Steel Corp., Bank of New York Mellon Corp. and Lockheed Martin Corp.

Describe portfolio positioning at period end.

•	Relative to the Russell 1000® Value Index, the Master LLC ended the period overweight in the IT, health care, materials, industrials and energy sectors; underweight in financials, consumer discretionary, utilities and telecommunications services; and neutral in consumer staples.
•	The US economy continues to recover, although it remains pressured by fiscal and economic stresses in Europe. In addition, while global growth continues to be driven by emerging markets, there is some concern that those markets may be cooling. These international pressures coinciding with a Presidential election year in the US may have the effect of sustaining high levels of uncertainty for both corporations and consumers for the foreseeable future. It is portfolio management’s view that current valuations of many companies reflect a retrenchment in profitability, a scenario that management does not expect to unfold. As such, the Master LLC is being managed to take advantage of the price and valuation dislocations in areas such as financials and IT, while at the same time maintaining an overweight in the more stable, less cyclical sectors such as health care, where there are also many compelling investment opportunities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory and administration fees. Institutional Shares do not have a sales charge.
[2]	The Fund invests all of its assets in the Master LLC. The Master LLC invests primarily in equity securities that management of the Master LLC believes are undervalued, which means that their prices are less than management of the Master LLC believes they are worth.
[3]	This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.
[4]	This index is a subset of the Russell 1000® Index that consists of those Russell 1000® securities with lower price-to-book ratios and lower forecasted growth values.

Performance Summary for the Period Ended December 31, 2011

		Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(7.06)%	(2.69)%	N/A	(1.53)%	N/A	3.71%	N/A
Investor A	(7.22)	(2.98)	(8.07)%	(1.82)	(2.88)%	3.42	2.86%
Investor B	(7.70)	(3.94)	(8.21)	(2.72)	(3.05)	2.75	2.75
Investor C	(7.60)	(3.75)	(4.70)	(2.62)	(2.62)	2.60	2.60
Class R	(7.39)	(3.36)	N/A	(2.18)	N/A	3.15	N/A
S&P 500® Index	(3.69)	2.11	N/A	(0.25)	N/A	2.92	N/A
Russell 1000® Value Index	(5.22)	0.39	N/A	(2.64)	N/A	3.89	N/A

[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.
•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).
•	Investor B Shares are subject to a maximum contingent deferred sales charge (“CDSC”) of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares of the Fund are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.
•	Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year. In addition, these shares are subject to 1.00% CDSC if redeemed within one year of purchase.
•	Class R Shares do not incur a maximum initial sales charge (front-end load) or CDSC. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain retirement plans. Prior to January 3, 2003, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on July 1, 2011 and held through December 31, 2011) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During the Period[1]	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$929.40	$2.76	$1,000.00	$1,022.27	$2.90	0.57%
Investor A	$1,000.00	$927.80	$4.26	$1,000.00	$1,020.71	$4.47	0.88
Investor B	$1,000.00	$923.00	$9.47	$1,000.00	$1,015.28	$9.93	1.96
Investor C	$1,000.00	$924.00	$8.27	$1,000.00	$1,016.54	$8.67	1.71
Class R	$1,000.00	$926.10	$5.91	$1,000.00	$1,019.00	$6.19	1.22

[1]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Because the Fund invests significantly in the Master LLC, the expense table example reflects the net expenses of both the Fund and the Master LLC in which it invests.
[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.
6	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011

Statement of Assets and Liabilities	BlackRock Basic Value Fund, Inc.

December 31, 2011 (Unaudited)

Assets
Investments at value — Master Basic Value LLC (the “Master LLC”) (cost — $3,535,281,568)	$4,258,884,588
Capital shares sold receivable	47,741,663
Administrator receivable	3,017
Prepaid expenses	34,639
Total assets	4,306,663,907

Liabilities
Contributions payable to the Master LLC	37,953,111
Capital shares redeemed payable	9,788,552
Service and distribution fees payable	697,260
Officer’s fees payable	2,811
Other accrued expenses payable	1,599,282
Total liabilities	50,041,016
Net Assets	$4,256,622,891

Net Assets Consist of
Paid-in capital	3,642,525,788
Distributions in excess of net investment income	(4,140,678)
Accumulated net realized loss allocated from the Master LLC	(105,365,239)
Net unrealized appreciation/depreciation allocated from the Master LLC	723,603,020
Net Assets	$4,256,622,891

Net Asset Value
Institutional — Based on net assets of $2,360,944,307 and 97,043,118 shares outstanding, 400 million shares authorized, $0.10 par value	$24.33
Investor A — Based on net assets of $1,435,450,538 and 59,340,060 shares outstanding, 200 million shares authorized, $0.10 par value	$24.19
Investor B — Based on net assets of $55,723,196 and 2,327,746 shares outstanding, 400 million shares authorized, $0.10 par value	$23.94
Investor C — Based on net assets of $382,445,051 and 16,843,305 shares outstanding, 200 million shares authorized, $0.10 par value	$22.71
Class R — Based on net assets of $22,059,799 and 940,719 shares outstanding, 400 million shares authorized, $0.10 par value	$23.45

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011	7

Statement of Operations	BlackRock Basic Value Fund, Inc.

Six Months Ended December 31, 2011 (Unaudited)

Investment Income
Net investment income allocated from the Master LLC:
Dividends — unaffiliated	$53,972,156
Foreign taxes withheld	(337,503)
Securities lending — affiliated	43,920
Dividends — affiliated	22,780
Expenses	(9,279,686)
Fees waived	14,618
Total income	44,436,285

Expenses
Service — Investor A	1,829,689
Service and distribution — Investor B	305,807
Service and distribution — Investor C	1,989,883
Service and distribution — Class R	54,580
Transfer agent — Institutional	1,387,421
Transfer agent — Investor A	1,339,010
Transfer agent — Investor B	155,720
Transfer agent — Investor C	526,589
Transfer agent — Class R	32,900
Printing	91,119
Reorganization costs	80,900
Professional	51,763
Registration	33,539
Officer	1,410
Miscellaneous	13,093
Total expenses	7,893,423
Less reorganization costs reimbursed	(80,900)
Less transfer agent fees waived and/or reimbursed — Class R	(3,017)
Total expenses after fees waived	7,809,506
Net investment income	36,626,779

Realized and Unrealized Gain (Loss) Allocated from the Master LLC

Net realized gain from investments	71,991,706
Net change in unrealized appreciation/depreciation on investments	(449,989,282)
Total realized and unrealized loss	(377,997,576)
Net Decrease in Net Assets Resulting from Operations	$(341,370,797)

See Notes to Financial Statements.

8	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011

Statements of Changes in Net Assets	BlackRock Basic Value Fund, Inc.

Increase (Decrease) in Net Assets:	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Operations
Net investment income	$36,626,779	$61,614,431
Net realized gain	71,991,706	512,539,886
Net change in unrealized appreciation/depreciation	(449,989,282)	532,564,108
Net increase (decrease) in net assets resulting from operations	(341,370,797)	1,106,718,425

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(44,756,218)	(40,230,227)
Investor A	(23,578,643)	(21,399,545)
Investor B	(184,732)	(132,042)
Investor C	(3,196,739)	(2,950,050)
Class R	(283,702)	(288,850)
Net realized gain:
Institutional	(21,277,704)	—
Investor A	(13,463,688)	—
Investor B	(541,462)	—
Investor C	(3,852,392)	—
Class R	(210,225)	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(111,345,505)	(65,000,714)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(60,388,576)	(225,379,727)

Net Assets

Total increase (decrease) in net assets	(513,104,878)	816,337,984
Beginning of period	4,769,727,769	3,953,389,785
End of period	$4,256,622,891	$4,769,727,769
Undistributed (distributions in excess of) net investment income	$(4,140,678)	$31,232,577

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011	9

Financial Highlights	BlackRock Basic Value Fund, Inc.

	Institutional
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$26.94	$21.27	$18.99	$26.12	$33.96	$32.87
Net investment income[1]	0.24	0.40	0.43	0.50	0.54	0.55
Net realized and unrealized gain (loss)	(2.14)	5.68	2.31	(6.60)	(6.28)	6.98
Net increase (decrease) from investment operations	(1.90)	6.08	2.74	(6.10)	(5.74)	7.53
Dividends and distributions from:
Net investment income	(0.48)	(0.41)	(0.46)	(0.57)	(0.28)	(0.80
Net realized gain	(0.23)	—	—	(0.46)	(1.82)	(5.64)
Total dividends and distributions	(0.71)	(0.41)	(0.46)	(1.03)	(2.10)	(6.44)
Net asset value, end of period	$24.33	$26.94	$21.27	$18.99	$26.12	$33.96

Total Investment Return[2]
Based on net asset value	(7.06)%[3]	28.76%	14.28%	(23.67)%	(17.84)%	25.11%

Ratios to Average Net Assets[4]
Total expenses	0.57%[5,6]	0.55%[6]	0.55%	0.58%	0.53%	0.54%
Total expenses after fees waived	0.57%[5,6]	0.55%[6]	0.55%	0.58%	0.53%	0.54%
Net investment income	1.96%[5,6]	1.57%[6]	1.93%	2.54%	1.76%	1.63%

Supplemental Data
Net assets, end of period (000)	$2,360,944	$2,552,926	$1,956,794	$1,747,444	$2,721,795	$4,071,437
Portfolio turnover of the Master LLC	21%	64%	48%	38%	45%	31%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Includes the Fund's share of the Master LLC's allocated net expenses and/or net investment income.
[5]	Annualized.
[6]	Includes the Fund's share of the Master LLC's allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

10	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011

Financial Highlights (continued)	BlackRock Basic Value Fund, Inc.

	Investor A
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$26.75	$21.12	$18.86	$25.94	$33.78	$32.69
Net investment income[1]	0.20	0.32	0.36	0.44	0.45	0.46
Net realized and unrealized gain (loss)	(2.13)	5.64	2.30	(6.56)	(6.24)	6.95
Net increase (decrease) from investment operations	(1.93)	5.96	2.66	(6.12)	(5.79)	7.41
Dividends and distributions from:
Net investment income	(0.40)	(0.33)	(0.40)	(0.50)	(0.23)	(0.68)
Net realized gain	(0.23)	—	—	(0.46)	(1.82)	(5.64)
Total dividends and distributions	(0.63)	(0.33)	(0.40)	(0.96)	(2.05)	(6.32)
Net asset value, end of period	$24.19	$26.75	$21.12	$18.86	$25.94	$33.78

Total Investment Return[2]
Based on net asset value	(7.22)%[3]	28.36%	13.97%	(23.93)%	(18.08)%	24.81%

Ratios to Average Net Assets[4]
Total expenses	0.88%[5,6]	0.84%[6]	0.86%	0.89%	0.82%	0.80%
Total expenses after fees waived	0.88%[5,6]	0.84%[6]	0.86%	0.89%	0.82%	0.80%
Net investment income	1.65%[5,6]	1.28%[6]	1.62%	2.24%	1.48%	1.37%

Supplemental Data
Net assets, end of period (000)	$1,435,451	$1,652,159	$1,461,423	$1,388,725	$2,026,095	$2,759,567
Portfolio turnover of the Master LLC	21%	64%	48%	38%	45%	31%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Includes the Fund's share of the Master LLC's allocated net expenses and/or net investment income.
[5]	Annualized.
[6]	Includes the Fund's share of the Master LLC's allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011	11

Financial Highlights (continued)	BlackRock Basic Value Fund, Inc.

	Investor B

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$26.27	$20.69	$18.45	$25.30	$33.10	$32.00
Net investment income[1]	0.07	0.08	0.16	0.26	0.19	0.19
Net realized and unrealized gain (loss)	(2.09)	5.53	2.23	(6.41)	(6.10)	6.80
Net increase (decrease) from investment operations	(2.02)	5.61	2.39	(6.15)	(5.91)	6.99
Dividends and distributions from:
Net investment income	(0.08)	(0.03)	(0.15)	(0.24)	(0.07)	(0.25)
Net realized gain	(0.23)	—	—	(0.46)	(1.82)	(5.64)
Total dividends and distributions	(0.31)	(0.03)	(0.15)	(0.70)	(1.89)	(5.89)
Net asset value, end of period	$23.94	$26.27	$20.69	$18.45	$25.30	$33.10

Total Investment Return[2]
Based on net asset value	(7.70)%[3]	27.15%	12.88%	(24.60)%	(18.76)%	23.82%

Ratios to Average Net Assets[4]
Total expenses	1.96%[5,6]	1.81%[6]	1.79%	1.79%	1.66%	1.59%
Total expenses after fees waived	1.96%[5,6]	1.81%[6]	1.79%	1.79%	1.66%	1.59%
Net investment income	0.57%[5,6]	0.32%[6]	0.73%	1.34%	0.62%	0.59%

Supplemental Data
Net assets, end of period (000)	$55,723	$75,481	$101,508	$168,115	$389,812	$729,334
Portfolio turnover of the Master LLC	21%	64%	48%	38%	45%	31%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Includes the Fund's share of the Master LLC's allocated net expenses and/or net investment income.
[5]	Annualized.
[6]	Includes the Fund's share of the Master LLC's allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

12	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011

Financial Highlights (continued)	BlackRock Basic Value Fund, Inc.

	Investor C

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$25.03	$19.78	$17.70	$24.37	$31.97	$31.15
Net investment income[1]	0.09	0.11	0.17	0.26	0.19	0.19
Net realized and unrealized gain (loss)	(1.99)	5.29	2.15	(6.17)	(5.87)	6.60
Net increase (decrease) from investment operations	(1.90)	5.40	2.32	(5.91)	(5.68)	6.79
Dividends and distributions from:
Net investment income	(0.19)	(0.15)	(0.24)	(0.30)	(0.10)	(0.33)
Net realized gain	(0.23)	—	—	(0.46)	(1.82)	(5.64)
Total dividends and distributions	(0.42)	(0.15)	(0.24)	(0.76)	(1.92)	(5.97)
Net asset value, end of period	$22.71	$25.03	$19.78	$17.70	$24.37	$31.97

Total Investment Return[2]
Based on net asset value	(7.60)%[3]	27.36%	13.01%	(24.57)%	(18.71)%	23.83%

Ratios to Average Net Assets[4]
Total expenses	1.71%[5,6]	1.66%[6]	1.68%	1.72%	1.62%	1.58%
Total expenses after fees waived	1.71%[5,6]	1.66%[6]	1.68%	1.72%	1.62%	1.58%
Net investment income	0.82%[5,6]	0.46%[6]	0.80%	1.40%	0.68%	0.59%

Supplemental Data
Net assets, end of period (000)	$382,445	$465,007	$413,806	$413,576	$675,654	$906,972
Portfolio turnover of the Master LLC	21%	64%	48%	38%	45%	31%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Includes the Fund's share of the Master LLC's allocated net expenses and/or net investment income.
[5]	Annualized.
[6]	Includes the Fund's share of the Master LLC's allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011	13

Financial Highlights (concluded)	BlackRock Basic Value Fund, Inc.

	Class R

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$25.90	$20.48	$18.31	$25.19	$32.92	$31.98
Net investment income[1]	0.15	0.23	0.27	0.35	0.33	0.35
Net realized and unrealized gain (loss)	(2.06)	5.46	2.23	(6.37)	(6.06)	6.79
Net increase (decrease) from investment operations	(1.91)	5.69	2.50	(6.02)	(5.73)	7.14
Dividends and distributions from:
Net investment income	(0.31)	(0.27)	(0.33)	(0.40)	(0.18)	(0.56)
Net realized gain	(0.23)	—	—	(0.46)	(1.82)	(5.64)
Total dividends and distributions	(0.54)	(0.27)	(0.33)	(0.86)	(2.00)	(6.20)
Net asset value, end of period	$23.45	$25.90	$20.48	$18.31	$25.19	$32.92

Total Investment Return[2]
Based on net asset value	(7.39)%[3]	27.89%	13.51%	(24.21)%	(18.37)%	24.46%

Ratios to Average Net Assets[4]
Total expenses	1.25%[5,6]	1.23%[6]	1.22%	1.29%	1.18%	1.09%
Total expenses after fees waived	1.22%[5,6]	1.23%[6]	1.22%	1.29%	1.18%	1.09%
Net investment income	1.31%[5,6]	0.93%[6]	1.27%	1.83%	1.12%	1.08%

Supplemental Data
Net assets, end of period (000)	$22,060	$24,155	$19,858	$18,918	$27,849	$39,143
Portfolio turnover of the Master LLC	21%	64%	48%	38%	45%	31%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Includes the Fund's share of the Master LLC's allocated net expenses and/or net investment income.
[5]	Annualized.
[6]	Includes the Fund's share of the Master LLC's allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

14	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011

Notes to Financial Statements	BlackRock Basic Value Fund, Inc.

1. Organization and Significant Accounting Policies:

BlackRock Basic Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Basic Value LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The Fund is organized as a Maryland corporation. The value of the Fund's investment in the Master LLC reflects the Fund's proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The percentage of the Master LLC owned by the Fund at December 31, 2011 was 99.5%. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP"), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a CDSC. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

Reorganization: The Board of Directors (the “Board”) of the Fund and the Board of Directors and shareholders of BlackRock Focus Value Fund, Inc. (“Focus Value”) approved the reorganization of Focus Value into the Fund pursuant to which the Fund acquired substantially all of the assets and assumed certain stated liabilities of Focus Value in exchange for an equal aggregate value of the Fund’s shares.

Each shareholder of Focus Value received shares of the Fund with the same class designation and an aggregate net asset value of such share-holder’s Focus Value shares, as determined at the close of business on September 9, 2011.

On September 12, 2011, all of the portfolio securities held by Focus Value were subsequently contributed to the Master LLC in exchange for an investment in the Master LLC.

The reorganization was accomplished by a tax-free exchange of shares of the Fund in the following amounts and at the following conversion ratios:

	Focus Value Shares Prior to Reorganization	Conversion Ratio	Shares of the Fund
Institutional	5,618,400	0.42495008	2,387,540
Investor A	5,701,161	0.42393549	2,416,924
Investor B	137,632	0.38962308	53,625
Investor C	1,275,602	0.39145529	499,341
Class R	99,019	0.39815134	39,425

Focus Value’s net assets and composition of net assets on September 9, 2011, the date of the reorganization, were as follows:

Net Assets	Paid-in Capital	Accumulated Net Realized Loss	Net Unrealized Appreciation
$122,440,102	$161,536,656	$(43,595,011)	$4,498,457

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. However, the cost basis of the investments received from Focus Value was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of the Fund immediately after the acquisition amounted to $4,074,415,082. Focus Value’s fair value and cost of investments prior to the reorganization were $122,671,903 and $118,173,446, respectively.

The purpose of this transaction was to combine two funds managed by BlackRock Advisors, LLC, Focus Value’s manager and the Fund’s administrator (the “Administrator”), with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on September 12, 2011.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011	15

Notes to Financial Statements (continued)	BlackRock Basic Value Fund, Inc.

Assuming the acquisition had been completed on July 1, 2011, the beginning of the fiscal reporting period of the Fund, the pro forma results of operations for the six months ended December 31, 2011, are as follows:

•	Net investment income: $36,698,106
•	Net realized and change in unrealized gain/loss on investments: $(406,263,781)
•	Net decrease in net assets resulting from operations: $(369,565,675)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Focus Value that have been included in the Fund’s Statement of Operations since September 12, 2011. Reorganization costs incurred by the Fund in connection with the reorganization were expensed by the Fund. The Administrator reimbursed the Fund $80,900, which is shown as reorganization costs reimbursed in the Statement of Operations.

In connection with the reorganization, the Administrator contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses of Class R. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to November 1, 2013 unless approved by the Board, including a majority of the directors. The expense limitation as a percentage of average daily net assets of Class R is 1.22%.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Master LLC at fair value based on the Fund’s proportionate interest in the net assets of the Master LLC. Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLC are accounted on a trade date basis. The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

Income, expenses, and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended June 30, 2011. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. ("PNC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Fund entered into an Administration Agreement with the Administrator, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). Currently the Fund pays the Administrator no fees pursuant to the agreement. The Fund does not pay an investment advisory fee or investment management fee.

The Administrator contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit

16	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011

Notes to Financial Statements (continued)	BlackRock Basic Value Fund, Inc.

expenses of Class R. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to November 1, 2013 unless approved by the Board, including a majority of the directors. For the six-months ended December 31, 2011, the Administrator waived $3,017, which is shown as transfer agent fees waived and/or reimbursed — Class R. The expense limitation as a percentage of average daily net assets of Class R is 1.22%.

The Fund entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund, as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended December 31, 2011, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $23,694.

For the six months ended December 31, 2011, affiliates received the following CDSC relating to transactions in Investor B and Investor C Shares:

Investor B	$14,778
Investor C	$19,522

Furthermore, affiliates received CDSC of $199 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, record-keeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended December 31, 2011, the Fund paid the following to affiliates in return for these services, which is included in transfer agent in the Statement of Operations:

Institutional	$19
Investor A	$149
Investor B	$26
Investor C	$7

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended December 31, 2011, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$8,717
Investor A	$11,866
Investor B	$1,095
Investor C	$4,250
Class R	$134

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Loss Carryforwards:

As of June 30, 2011, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires June 30,
2018	$23,271,548

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after June 30, 2011 will not be subject to expiration. In addition, any such losses must be utilized prior to the losses incurred in pre-enactment taxable years.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011	17

Notes to Financial Statements (concluded)	BlackRock Basic Value Fund, Inc.

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended December 31, 2011		Year Ended June 30, 2011
	Shares	Amount	Shares	Amount
Institutional
Shares sold	11,327,186	$275,433,223	25,664,034	$640,026,594
Shares issued resulting from reorganization	2,387,540	54,759,174	—	—
Shares issued to shareholders in reinvestment
of dividends and distributions	2,478,311	60,098,058	315,771	7,783,747
Shares redeemed	(13,907,146)	(336,243,793)	(23,206,150)	(586,598,633)
Net increase	2,285,891	$54,046,662	2,773,655	$61,211,708

Investor A
Shares sold and automatic conversion of shares	3,816,007	$91,300,741	10,647,181	$272,625,680
Shares issued resulting from reorganization	2,416,924	55,001,948	—	—
Shares issued to shareholders in reinvestment
of dividends and distributions	1,366,578	32,948,465	122,027	2,990,893
Shares redeemed	(10,026,755)	(240,885,995)	(18,207,986)	(456,463,030)
Net decrease	(2,427,246)	$(61,634,841)	(7,438,778)	$(180,846,457)

Investor B
Shares sold	79,975	$1,898,923	236,805	$5,840,044
Shares issued resulting from reorganization	53,625	1,196,214	—	—
Shares issued to shareholders in reinvestment
of dividends and distributions	25,961	619,956	458	11,088
Shares redeemed and automatic conversion of shares	(704,836)	(16,702,471)	(2,269,525)	(55,234,028)
Net decrease	(545,275)	$(12,987,378)	(2,032,262)	$(49,382,896)

Investor C
Shares sold	1,162,735	$26,259,347	1,997,294	$47,352,774
Shares issued resulting from reorganization	499,341	10,614,793	—	—
Shares issued to shareholders in reinvestment
of dividends and distributions	261,740	5,928,542	12,234	281,869
Shares redeemed	(3,661,573)	(82,811,754)	(4,345,976)	(102,548,496)
Net decrease	(1,737,757)	$(40,009,072)	(2,336,448)	$(54,913,853)

Class R
Shares sold	155,543	$3,673,115	490,355	$11,891,407
Shares issued resulting from reorganization	39,425	867,973	—	—
Shares issued to shareholders in reinvestment
of dividends and distributions	21,084	492,930	2,314	55,035
Shares redeemed	(208,112)	(4,837,965)	(529,573)	(13,394,671)
Net increase (decrease)	7,940	$196,053	(36,904)	$(1,448,229)

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011

Portfolio Information	Master Basic Value LLC

As of December 31, 2011

Ten Largest Equity Holdings	Percent of Long-Term Investments
Microsoft Corp.	4%
Pfizer, Inc.	4
Merck & Co., Inc.	4
Exxon Mobil Corp.	4
JPMorgan Chase & Co.	3
Wells Fargo & Co.	3
General Electric Co.	3
Corning, Inc.	3
Medtronic, Inc.	3
Unilever NV — ADR	3

Investment Criteria	Percent of Long-Term Investments
Above-Average Yield	44%
Below-Average Price/Earnings Ratio	19
Price-to-Earnings Per Share	16
Low Price-to-Book Value	12
Price-to-Cash Flow	8
Special Situations	1

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011	19

Schedule of Investments December 31, 2011 (Unaudited)	Master Basic Value LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Above-Average Yield — 44.3%
Aerospace & Defense — 2.4%
Honeywell International, Inc.	1,129,500	$61,388,325
Textron, Inc.	2,330,656	43,093,830
		104,482,155
Beverages — 0.6%
PepsiCo, Inc.	354,400	23,514,440
Chemicals — 1.8%
E.I. du Pont de Nemours & Co.	1,670,000	76,452,600
Commercial Banks — 1.5%
U.S. Bancorp	2,415,300	65,333,865
Communications Equipment — 1.4%
Cisco Systems, Inc.	3,215,300	58,132,624
Diversified Financial Services — 3.3%
JPMorgan Chase & Co.	4,229,700	140,637,525
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	1,565,100	47,328,624
Verizon Communications, Inc.	1,396,900	56,043,628
		103,372,252
Electric Utilities — 2.1%
The Southern Co.	1,916,200	88,700,898
Energy Equipment & Services — 1.4%
Ensco Plc — ADR	1,288,400	60,451,728
Food Products — 0.4%
General Mills, Inc.	413,000	16,689,330
Industrial Conglomerates — 4.8%
General Electric Co.	6,464,500	115,779,195
Tyco International Ltd.	1,950,575	91,111,358
		206,890,553
Multi-Utilities—2.0%
Dominion Resources, Inc.	1,630,498	86,546,834
Oil, Gas & Consumable Fuels — 5.9%
Chevron Corp.	341,600	36,346,240
Exxon Mobil Corp.	1,748,600	148,211,336
Marathon Oil Corp.	2,307,077	67,528,144
		252,085,720
Pharmaceuticals — 10.3%
Eli Lilly & Co.	1,400,600	58,208,936
Johnson & Johnson	1,132,800	74,289,024
Merck & Co., Inc.	4,031,016	151,969,303
Pfizer, Inc.	7,201,870	155,848,467
		440,315,730
Software — 4.0%
Microsoft Corp.	6,553,000	170,115,880
Total Above-Average Yield		1,893,722,134

Common Stocks	Shares	Value
Below-Average Price/Earnings Ratio — 18.7%
Diversified Financial Services — 2.4%
Citigroup, Inc.	3,957,730	$104,127,876
Energy Equipment & Services — 2.0%
Noble Corp. (a)(b)	2,828,397	85,474,158
Food Products — 2.5%
Unilever NV — ADR	3,104,000	106,684,480
Insurance — 6.9%
ACE Ltd.	865,200	60,667,824
MetLife, Inc.	3,170,140	98,844,965
Prudential Financial, Inc.	1,015,200	50,881,824
The Travelers Cos., Inc.	1,470,176	86,990,314
		297,384,927
Media — 1.6%
Viacom, Inc., Class B	1,463,000	66,434,830
Metals & Mining — 1.1%
Nucor Corp.	1,181,000	46,732,170
Oil, Gas & Consumable Fuels — 2.2%
Devon Energy Corp.	1,493,500	92,597,000
Total Below-Average Price/Earnings Ratio		799,435,441

Low Price-to-Book Value — 12.6%
Commercial Banks — 3.2%
Wells Fargo & Co.	5,018,400	138,307,104
Energy Equipment & Services — 0.9%
Halliburton Co.	1,175,500	40,566,505
Household Products — 1.3%
Kimberly-Clark Corp.	766,100	56,354,316
Insurance — 1.0%
Hartford Financial Services Group, Inc.	2,552,900	41,484,625
Media — 2.0%
Comcast Corp., Special Class A	2,071,700	48,809,252
Walt Disney Co.	945,300	35,448,750
		84,258,002
Metals & Mining — 0.9%
Alcoa, Inc.	4,401,400	38,072,110
Semiconductors & Semiconductor Equipment — 3.3%
LSI Corp. (a)(b)	13,825,215	82,260,029
Micron Technology, Inc. (a)(b)	9,035,800	56,835,182
		139,095,211
Total Low Price-to-Book Value		538,137,873

Price-to-Cash Flow — 7.9%
Construction & Engineering — 1.6%
Jacobs Engineering Group, Inc. (a)(b)	1,728,700	70,150,646
Food & Staples Retailing — 1.7%
CVS Caremark Corp.	325,000	13,253,500
The Kroger Co.	2,507,800	60,738,916
		73,992,416
IT Services — 1.8%
The Western Union Co.	4,099,900	74,864,174

Portfolio Abbreviation

ADR	American Depositary Receipts

See Notes to Financial Statements.

20	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Basic Value LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Price-to-Cash Flow (concluded)
Media — 1.5%
Time Warner, Inc.	1,803,766	$65,188,103
Oil, Gas & Consumable Fuels — 1.3%
Hess Corp.	173,600	9,860,480
Peabody Energy Corp.	1,406,300	46,562,593
		56,423,073
Total Price-to-Cash Flow		340,618,412

Price-to-Earnings Per Share — 14.7%
Airlines — 1.3%
Delta Air Lines, Inc. (a)	6,931,900	56,079,071
Automobiles — 0.2%
General Motors Co. (a)	419,000	8,493,130
Biotechnology — 1.7%
Amgen, Inc.	1,121,600	72,017,936
Electronic Equipment, Instruments & Components — 2.7%
Corning, Inc.	8,892,100	115,419,458
Food Products — 1.6%
Archer-Daniels-Midland Co.	2,430,600	69,515,160
Health Care Equipment & Supplies — 3.7%
Baxter International, Inc.	1,012,500	50,098,500
Medtronic, Inc.	2,884,541	110,333,693
		160,432,193
Health Care Providers & Services — 1.1%
Aetna, Inc.	1,164,000	49,109,160
Insurance — 1.7%
Aflac, Inc.	1,189,500	51,457,770
Lincoln National Corp.	1,034,900	20,097,758
		71,555,528
Metals & Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc., Class B	550,300	20,245,537
Semiconductors & Semiconductor Equipment — 0.2%
Marvell Technology Group Ltd. (a)	597,000	8,268,450
Total Price-to-Earnings Per Share		631,135,623

Special Situations — 0.5%
IT Services — 0.5%
International Business Machines Corp.	112,500	20,686,500
Total Long-Term Investments
(Cost — $3,501,466,100) — 98.7%		4,223,735,983

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.10% (c)(d)	11,961,739	$11,961,739
	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money
Market Series, 0.22% (c)(d)(e)	59,385	59,384,710
Total Short-Term Securities
(Cost — $71,346,449) — 1.7%		71,346,449
Total Investments (Cost — $3,572,812,549*) — 100.4%		4,295,082,432
Liabilities in Excess of Other Assets — (0.4)%		(16,601,696)
Net Assets — 100.0%		$4,278,480,736

*	As of December 31, 2011, the gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$3,632,727,725
Gross unrealized appreciation	$899,792,642
Gross unrealized depreciation	(237,437,935)
Net unrealized appreciation	$662,354,707

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in companies considered to be an affiliate of the Master LLC during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares/ Beneficial Interest Held at June 30, 2011	Net Activity	Shares/ Beneficial Interest Held at December 31, 2011	Realized Gain	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	—	11,961,739	11,961,739	$294	$22,894
BlackRock
Liquidity
Series LLC,
Money
Market
Series	—	$59,384,710	$59,384,710	—	$44,173

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.
•	For Master LLC compliance purposes, the Master LLCs’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master LLC management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011	21

Schedule of Investments (concluded)	Master Basic Value LLC

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master LLC's perceived risk of investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	$4,223,735,983	—	—	$4,223,735,983
Short-Term
Securities	11,961,739	$59,384,710	—	71,346,449
Total	$4,235,697,722	$59,384,710	—	$4,295,082,432

[1]	See above schedule of investments for values in each industry.

See Notes to Financial Statements.

22	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011

Statement of Assets and Liabilities	Master Basic Value LLC

December 31, 2011 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned of $57,544,015) (cost — $3,501,466,100)	$4,223,735,983
Investments at value — affiliated (cost — $71,346,449)	71,346,449
Contributions receivable from investors	40,079,560
Dividends receivable	6,005,422
Securities lending income receivable — affiliated	9,129
Prepaid expenses	52,293
Total assets	4,341,228,836

Liabilities
Collateral on securities loaned at value	59,384,710
Bank overdraft	1,767,663
Investment advisory fees payable	1,369,108
Directors' fees payable	52,774
Other affiliates payable	11,409
Other accrued expenses payable	185,423
Total liabilities	62,771,087
Net Assets	$4,278,457,749

Net Assets Consist of
Investors' capital	$3,556,187,867
Net unrealized appreciation/depreciation	722,269,882
Net Assets	$4,278,457,749

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011	23

Statements of Operations	Master Basic Value LLC

Six Months Ended December 31, 2011 (Unaudited)

Investment Income
Dividends — unaffiliated	$54,262,458
Foreign taxes withheld	(339,424)
Securities lending — affiliated	44,173
Dividends — affiliated	22,894
Total income	53,990,101

Expenses
Investment advisory	8,691,776
Accounting services	399,158
Custodian	106,891
Directors	49,375
Professional	28,688
Printing	4,726
Miscellaneous	49,430
Total expenses	9,330,044
Less fees waived by advisor	(14,693)
Total expenses after fees waived	9,315,351
Net investment income	44,674,750

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments — unaffiliated	73,853,663
Investments — affiliated	294
73,853,957
Net change in unrealized appreciation/depreciation on investments	(454,473,873)
Total realized and unrealized loss	(380,619,916)
Net Decrease in Net Assets Resulting from Operations	$(335,945,166)

See Notes to Financial Statements.

24	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011

Statements of Changes in Net Assets	Master Basic Value LLC

Increase (Decrease) in Net Assets:	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Operations
Net investment income	$44,674,750	$78,647,345
Net realized gain	73,853,957	513,937,789
Net change in unrealized appreciation/depreciation	(454,473,873)	534,992,254
Net increase (decrease) in net assets resulting from operations	(335,945,166)	1,127,577,388

Capital Share Transactions
Proceeds from contributions	525,651,914	1,039,053,865
Value of withdrawals	(711,871,113)	(1,332,379,217)
Net decrease in net assets derived from capital share transactions	(186,219,199)	(293,325,352)

Net Assets
Total increase (decrease) in net assets	(522,164,365)	834,252,036
Beginning of period	4,800,622,114	3,966,370,078
End of period	$4,278,457,749	$4,800,622,114

Financial Highlights	Master Basic Value LLC

	Six Months Ended December 31, 2011 (Unaudited)		Year Ended June 30,
		2011	2010	2009	2008	2007
Total Investment Return
Total investment return	(7.01)%[1]	28.91%	14.40%	(23.55)%	(17.73)%	25.25%

Ratios to Average Net Assets
Total expenses	0.44%[2]	0.43%	0.43%	0.44%	0.43%	0.43%
Total expenses after fees waived	0.44%[2]	0.43%	0.43%	0.44%	0.43%	0.43%
Net investment income	2.09%[2]	1.69%	2.05%	2.69%	1.87%	1.74%

Supplemental Data
Net assets, end of period (000)	$4,278,481	$4,800,622	$3,966,370	$3,744,860	$5,846,705	$8,510,263
Portfolio turnover	21%	64%	48%	38%	45%	31%

[1]	Aggregate total investment return.
[2]	Annualized.

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011	25

Notes to Financial Statements (Unaudited)	Master Basic Value LLC

1. Organization and Significant Accounting Policies:

Master Basic Value LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue nontransferable interests in the Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: US GAAP defines fair value as the price the Master LLC would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLC fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System ("NASDAQ") are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Master LLC values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Master LLC may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Master LLC’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Master LLC uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Master LLC might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master LLC is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Securities Lending: The Master LLC may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market

26	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011

Notes to Financial Statements (continued)	Master Basic Value LLC

value of the loaned securities is determined at the close of business of the Master LLC and any additional required collateral is delivered to the Master LLC on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Master LLC earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master LLC could experience delays and costs in gaining access to the collateral. The Master LLC also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended December 31, 2011, any securities on loan were collateralized by cash.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master LLC files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s US federal tax returns remains open for each of the four years ended June 30, 2011. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master LLC’s financial statement disclosures.

In December 2011, the FASB issued guidance that will enhance current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting agreements or similar agreements and will require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the Statements of Assets and Liabilities. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master LLC’s financial statement disclosures.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Master LLC has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. ("PNC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Master LLC entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master LLC's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011	27

Notes to Financial Statements (continued)	Master Basic Value LLC

Master LLC pays the Manager a monthly fee based on a percentage of the Master LLC's average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $100 million	0.60%
$100 — $200 million	0.50%
Greater than $200 million	0.40%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master LLC pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Master LLC's investment in other affiliated investment companies, if any. This amount is shown as, or included in, fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Master LLC to the Manager.

For the six months ended December 31, 2011, the Master LLC reimbursed the Manager $22,752 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Master LLC, invest cash collateral received by the Master LLC for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. As securities lending agent, BIM is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BIM does not receive any fees for managing the cash collateral. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Master LLC retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The share of income earned by the Master LLC on such investments is shown as securities lending —affiliated in the Statement of Operations. For the six months ended December 31, 2011, BIM received $26,759 in securities lending agent fees related to securities lending activities for the Master LLC.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended December 31, 2011, were $898,304,158 and $1,202,731,106, respectively.

4. Borrowings:

The Master LLC, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2011. The Master LLC may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on the Master LLC's pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Master LLC paid administration and arrangement fees which were allocated to the Master LLC based on its net assets as of October 31, 2010. Effective November 2011, the credit agreement was renewed until November 2012 with the following terms: a commitment fee of 0.065% per annum based on the Master LLC’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Master LLC paid administration and arrangement fees which were allocated to the Master LLC based on its net assets as of October 31, 2011. The Master LLC did not borrow under the credit agreement during the six months ended December 31, 2011.

5. Concentration, Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master LLC may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master LLC manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLC to market, issuer and counterparty credit risks, consist principally of financial instru-

28	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011

Notes to Financial Statements (concluded)	Master Basic Value LLC

ments and receivables due from counterparties. The extent of the Master LLC’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master LLC’s Statement of Assets and Liabilities, less any collateral held by the Master LLC.

6. Reorganization:

On September 12, 2011, an investor of the Master LLC acquired all of the net assets of BlackRock Focus Value Fund, Inc., pursuant to a plan of reorganization. As a result of the reorganization, which included $4,498,457 of net unrealized appreciation, the Master LLC received an in-kind contribution of portfolio securities.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011	29

Officers and Directors

Robert M. Hernandez, Chairman of the Board and Director
Fred G. Weiss, Vice Chairman of the Board and Director
Paul L. Audet, Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Honorable Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
David H. Walsh, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
   and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective September 13, 2011, Richard S. Davis resigned as Director of the Fund and Master LLC, and Paul L. Audet became Director of the Fund and Master LLC.

30	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC‘s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC‘s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011	31

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

32	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011	33

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund	BlackRock Global Dividend Income Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Dynamic Equity Fund	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Emerging Markets Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	BlackRock Global Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Fund	BlackRock Health Sciences Opportunities Portfolio	BlackRock Russell 1000 Index Fund
BlackRock China Fund	BlackRock Index Equity Portfolio	BlackRock Science & Technology
BlackRock Commodity Strategies Fund	BlackRock India Fund	Opportunities Portfolio
BlackRock Emerging Markets Long/Short	BlackRock International Fund	BlackRock Small Cap Growth Equity Portfolio
Equity Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Fund II
BlackRock Energy & Resources Portfolio	BlackRock International Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Equity Dividend Fund	BlackRock Large Cap Core Fund	BlackRock S&P 500 Index Fund
BlackRock EuroFund	BlackRock Large Cap Core Plus Fund	BlackRock S&P 500 Stock Fund
BlackRock Focus Growth Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Value Fund	BlackRock Value Opportunities Fund
	BlackRock Latin America Fund	BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund	BlackRock High Yield Bond Portfolio	BlackRock Multi-Sector Bond Portfolio
BlackRock Core Bond Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Strategic Income
BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio	Opportunities Portfolio
BlackRock Floating Rate Income Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock Total Return Fund
BlackRock Global Long/Short Credit Fund	BlackRock Low Duration Bond Portfolio	BlackRock US Government Bond Portfolio
BlackRock GNMA Portfolio	BlackRock Multi-Asset Income Portfolio†	BlackRock World Income Fund
US Mortgage Portfolio

Municipal Bond Funds
BlackRock California Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		LifePath Portfolios		LifePath Index Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055	2030	2055
			2035		2035

† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

34	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2011

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#10247-12/11-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Reports to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.
Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) –	Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: March 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: March 1, 2012

By: /s/ Neal J. Andrews
 Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: March 1, 2012

3